Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
LEASE

14. LEASE

As of December 31, 2025, the Group has a long-term operating lease for laboratories with remaining term expiring in 2026 and a remaining lease term of 0.2 years. Weighted average discount rates used in the calculation of the operating lease liability is 8%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Lease cost
Operating lease cost	—	50,520	252,345
Short-term lease cost	—	3,374	65,221
Total lease cost	$—	$53,894	317,566

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$98,448	$120,824	389,365
Weighted-average remaining lease term – operating leases	0.2 years	1.2 years	1.9 years
Weighted-average discount rate – finance leases	—%	—%	—%
Weighted-average discount rate – operating leases	8.0%	8.0%	8.0%

For the years ended December 31, 2025, the Group did not recognize any impairment losses and loss on disposal of right-of-use assets.

For the year ended December 31, 2024, an impairment loss of $144,051 on right-of-use assets was recognized in other operating expenses as the Group considered that the carrying amount of a right-of-use asset related to a lease of laboratory may not be recoverable.

For the year ended December 31, 2023, an impairment loss of $200,916 on right-of-use assets was recognized in other operating expenses as the Group considered that the carrying amount of a right-of-use asset related to a lease of clinic may not be recoverable. Additionally, the Group early terminated a lease agreement for a right-of-use asset relating to an office, which resulted in a recognized loss on early termination of the right-of-use asset totaling $31,030 in other operating expenses.

The maturity analysis of operating leases liabilities as of December 31, 2025 is as follows:

December 31, 2025
Remaining periods ending December 31,
2026	24,573
Total future undiscounted cash flow	24,573
Less: Discount on operating lease liabilities	(145)
Present value of operating lease liabilities	24,428